Subsequent events (Details) - Major business combination - SKV Technology Inc	1 Months Ended
Feb. 28, 2026 CAD ($)
Subsequent events
Interest Acquired	100.00%
Maximum Earn-out payments	$ 7,000,000
Maximum royalty payments	$ 15,000,000
Maximum period of contingent royalty payments	5 years